CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Millions		Total		Common share capital	Preferred share capital	Issued capital Common share capital	Issued capital Preferred share capital	Deficit		Deficit Common share capital	Deficit Preferred share capital	Accumulated Other Comprehensive (Loss) Income	Total	Total Common share capital	Total Preferred share capital	Non-Controlling Interest
Equity, beginning balance at Dec. 31, 2017		$ 13,841				$ 13,447	$ 2,424	$ (2,083)				$ (7)	$ 13,781			$ 60
Total comprehensive income
Earnings		1,278	[1],[2]					1,278	[2]				1,278			0
Other comprehensive (loss) income
Exchange gain on translation of foreign operations		330	[1]									330	330
Remeasurements of defined benefit liability, net of tax (Note 22)		(6)	[1]									(6)	(6)
Total comprehensive income attributable to shareholders		1,602	[1]					1,278				324	1,602
Transactions with shareholders of the Company
Shares issued, net of issue costs					$ (1)		(1)								$ (1)
Debenture conversions (Note 9)		140		$ 140		140							140
Share-based payment transactions (Note 16)		75		75		75							75
Dividends declared				(1,131)	(122)					$ (1,131)	$ (122)			$ (1,131)	(122)
Total transactions with shareholders of the Company		(1,039)				215	(1)	(1,253)				0	(1,039)
Equity, ending balance at Dec. 31, 2018	[4]	14,404	[3]			13,662	2,423	(2,058)				317	14,344			60
Impact of change in accounting policy		22						22					22
Total comprehensive income
Earnings		1,492						1,492					1,492			0
Other comprehensive (loss) income
Exchange gain on translation of foreign operations		(213)										(213)	(213)
Remeasurements of defined benefit liability, net of tax (Note 22)		(6)										(6)	(6)
Total comprehensive income attributable to shareholders		1,273						1,492				(219)	1,273			0
Transactions with shareholders of the Company
Shares issued, net of issue costs				1,710	533	1,710	533							1,710	533
Share-based payment transactions (Note 16)		167				167							167
Dividends declared				$ (1,213)	$ (126)					$ (1,213)	$ (126)			$ (1,213)	$ (126)
Total transactions with shareholders of the Company		1,071				1,877	533	(1,339)				0	1,071			0
Equity, ending balance at Dec. 31, 2019		$ 16,770				$ 15,539	$ 2,956	$ (1,883)				$ 98	$ 16,710			$ 60

[1]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.
[2]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.
[3]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.
[4]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.